Document and Entity Information	May 10, 2023
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000025445
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	CRANE NXT, CO.
Entity File Number	1-1657
Entity Tax Identification Number	88-0706021
Entity Address, Address Line One	950 Winter Street 4th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	610
Local Phone Number	430-2510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false